UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX/A

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-01436

 NAME OF REGISTRANT:                     Capstone Series Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 5847 San Felipe
                                         Suite 4100
                                         Houston, TX 77057

 NAME AND ADDRESS OF AGENT FOR SERVICE:  David J. Harris, Esq.
                                         Dechert LLP
                                         1775 I Street, N.W.
                                         Washington, DC 20006

 REGISTRANT'S TELEPHONE NUMBER:          713-260-9000

 DATE OF FISCAL YEAR END:                04/30

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011


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This amendment filing consists of supplemental information to the previously filed form NPX for the above-mentioned Registrant.

Capstone Series Fund, Inc.

--------------------------------------------------------------------------------------------------------------------------
 METHODE ELECTRONICS, INC.                                                                   Agenda Number:  933312504
--------------------------------------------------------------------------------------------------------------------------
        Security:  591520200
    Meeting Type:  Annual
    Meeting Date:  14-Oct-2010
          Ticker:  MEI
            ISIN:  US5915202007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: WALTER J. ASPATORE                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: WARREN L. BATTS                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: J. EDWARD COLGATE                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: DARREN M. DAWSON                    Mgmt          For                            For

1E     ELECTION OF DIRECTOR: DONALD W. DUDA                      Mgmt          For                            For

1F     ELECTION OF DIRECTOR: STEPHEN F. GATES                    Mgmt          For                            For

1G     ELECTION OF DIRECTOR: ISABELLE C. GOOSSEN                 Mgmt          For                            For

1H     ELECTION OF DIRECTOR: CHRISTOPHER J. HORNUNG              Mgmt          For                            For

1I     ELECTION OF DIRECTOR: PAUL G. SHELTON                     Mgmt          For                            For

1J     ELECTION OF DIRECTOR: LAWRENCE B. SKATOFF                 Mgmt          For                            For

02     THE RATIFICATION OF THE AUDIT COMMITTEE'S SELECTION       Mgmt          For                            For
       OF ERNST & YOUNG LLP TO SERVE AS OUR INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL
       YEAR ENDING APRIL 30, 2011.

03     THE APPROVAL OF THE METHODE ELECTRONICS, INC.             Mgmt          For                            For
       2010 CASH INCENTIVE PLAN.

04     THE APPROVAL OF THE METHODE ELECTRONICS, INC.             Mgmt          For                            For
       2010 STOCK PLAN.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Capstone Series Fund, Inc.
By (Signature)       /s/ Edward L. Jaroski
Name                 Edward L. Jaroski
Title                President
Date                 08/29/2011